UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital World Growth and Income Fund

[photo – elderly man adjusting grapevine]

Semi-annual report for the six months ended May 31, 2007

Capital World Growth and Income FundSM seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2007 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+20.67%	+18.02%	+12.83%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.73%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 to 27 for details.

The fund’s 30-day yield for Class A shares as of June 30, 2007, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.23% (2.19% without the fee waiver).

Results for other share classes can be found on page 6.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

[photo – elderly man adjusting grapevine]

Fellow shareholders:

Global stock markets recorded impressive gains for the first half of the current fiscal year, overcoming a brief downturn midway through the period.

For the six months ended May 31, 2007, Capital World Growth and Income Fund recorded a total return of 14.0%. Fund results again exceeded that of its benchmark, the unmanaged MSCI World Index, which recorded a 12.6% return. In comparison, the Lipper Global Funds Index, a peer group measure, returned 12.1%. Comparative results for longer time periods are shown in the table below.

During the period, shareholders received quarterly dividends totaling 45 cents a share, as well as a capital gain distribution of approximately $1.80 a share paid in December 2006. For the six months, shareholders recorded an income return of 1.1%.

[Begin Sidebar]
Class A share results at a glance
(as of May 31, 2007, with all distributions reinvested)

Average annual total returns
Lifetime
	1 year	5 years	10 years	(since 3/26/93)
Capital World Growth
and Income Fund	+27.6%	+17.7%	+13.9%	+15.1%
MSCI World Index*	+25.1	+13.3	+8.1	+10.3
Lipper Global Funds Index†	+23.6	+12.7	+8.3	+10.1

* The MSCI World Index is a market capitalization index that is designed to measure global developed-market equity results. The index consists of 23 developed-country indexes, including the United States. The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

† Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and that may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

[End Sidebar]

A look at global markets

Recent stock market gains were fueled by continued economic strength throughout the broader global economy — notably in Europe and the Asia/Pacific region. Economic activity helped lift the stocks of cyclical businesses, such as metals and mining companies, while private equity buyouts and mergers and acquisitions boosted share prices across a wide swath of the market. As a result, gains were widespread globally and sprinkled among most sectors of the stock market.

One glaring exception to the economic uptrend was the United States, which experienced a significant slowing of activity during the period. The ongoing slump in the housing market, large manufacturing inventories and relatively high short-term interest rates all contributed to weaker growth. U.S. stocks, however, largely overcame the economic drag and posted solid returns, bolstered by acquisitions and buyouts, good corporate earnings and investors’ expectations for lower rates in the months ahead. For the six months ended May 31, 2007, U.S. stocks rose 10.4%* and accounted for 22% of portfolio holdings.

Europe houses the largest portion of fund holdings with about 46% of portfolio assets. It also recorded some of the best returns of the period. All of its developed markets, save Italy, produced better results in local currency terms than did the United States. Results were helped by sustained economic growth, rising domestic consumption and widespread merger activity. In some instances, the fund received an additional boost from a modest strengthening of the euro and the British pound against the U.S. dollar. On a dollar-adjusted basis, Europe’s major markets recorded gains that ranged from 10.1% (Italy) to 32.4% (Finland). France, Germany and the United Kingdom, the three largest markets, posted dollar-adjusted gains of 18.1%, 27.5% and 12.2%, respectively.

Currency fluctuations played an even larger role for the Commonwealth countries of Canada and Australia. During the period, the currencies of both countries appreciated significantly against the U.S. dollar — the Canadian dollar reached a 30-year high — making good stock returns even better for U.S. investors. This translated into a 21.9% return from the Australian market and an 18.2% gain in Canada.

Major markets in Asia also delivered good results, buoyed by sustained economic growth. In contrast to most developed markets, however, some returns were dampened by a stronger U.S. dollar versus local currencies. This was the case in Japan and Taiwan, where markets returned 5.8% and 1.8%, respectively. In Hong Kong, Korea and Singapore, currency differences were less pronounced, and returns were significantly higher: up 11.5%, 18.0% and 28.3%, respectively.

*Country returns are based on MSCI indexes, expressed in U.S. dollars (except where noted), and assume the reinvestment of gross dividends.

[Begin Sidebar]
[begin pie chart]

Where the fund’s assets were invested

Percent of net assets by region as of May 31, 2007

The Americas	27.0%

Asia/Pacific	19.4%

Bonds, short-term securities & other assets less liabilities	6.7%

Europe	45.7%

Other	1.2%

[end pie chart]
		Capital World Growth	MSCI
		and Income Fund	World Index

•	The Americas	27.0%	52.0%
	United States	22.0	48.2
	Brazil	2.2	—
	Canada	1.9	3.8
	Mexico	.9	—

•	Europe	45.7%	33.5%
	France	9.5	5.0
	Germany	9.0	4.0
	United Kingdom	7.7	11.0
	Netherlands	3.5	1.7
	Switzerland	3.2	3.2
	Spain	2.5	2.0
	Italy	2.0	1.8
	Greece	1.3	.3
	Denmark	1.3	.4
	Finland	1.2	.8
	Sweden	1.1	1.3
	Norway	.8	.5
	Belgium	.7	.6
	Austria	.6	.3
	Other Europe	1.3	.6

•	Asia/Pacific	19.4%	14.5%
	Korea	3.8	—
	Japan	3.6	10.2
	Taiwan	3.0	—
	Australia	2.2	2.9
	Hong Kong	1.5	.8
	Singapore	1.3	.5
	India	1.3	—
	Other Asia/Pacific	2.7	.1

•	Other	1.2%	—

•	Bonds, short-term securities
	& other assets less liabilities	6.7%	—
[End Sidebar]

While most of the fund’s holdings are based in developed markets of the world, the developing markets play an increasingly important role for the fund. They are home to a small but growing number of holdings, and their burgeoning economies afford growth opportunities for many of the established companies that are central to the fund’s investment focus. Developing markets have recorded strong returns in recent years, and this reporting period was no exception. The fund’s larger exposures to these markets include Brazil, India and Mexico, which returned 36.5%, 19.5% and 27.8%, respectively.

Research shaping results

Gains in global markets provided a strong tailwind for fund results, but our individual stock selection helped us deliver better relative returns for the period. Importantly, Capital World Growth and Income Fund is not a global index fund. The fund’s portfolio counselors and investment analysts invest selectively, focusing on their highest conviction ideas. These ideas are honed by the fund’s growth and income objectives, which typically steer our choices toward well-established, dividend-paying companies, wherever we may find them.

The fund’s top 10 holdings (see table below) are a good representation of our research efforts and convictions. Reflecting the fund’s current emphasis, nine of these holdings hail from Europe, though virtually all have significant operations outside their countries of origin. While returns for these holdings varied significantly, only one (RWE) produced negative results for the period. Together, these holdings account for about 15% of fund assets.

[Begin Sidebar]
Largest equity holdings
(as of May 31, 2007)

		Percent of	Six-month
Company	Country	net assets	return

E.ON	Germany	1.8%	+28.0%
Royal Dutch Shell	United Kingdom	1.6	+5.4
RWE	Germany	1.5	–0.1
Bayer	Germany	1.5	+39.6
Banco Santander Central Hispano	Spain	1.5	+5.8
Microsoft	United States	1.4	+4.6
Diageo	United Kingdom	1.4	+11.1
Koninklijke KPN	Netherlands	1.3	+23.8
Novo Nordisk	Denmark	1.3	+36.4
Roche Holding	Switzerland	1.2	+1.6
[End Sidebar]

The summary portfolio, which begins on page 7, offers a more complete picture of the fund’s broad diversification, both among industries and countries. It also serves as a reminder that fund results are determined by the collective returns of our many individual holdings, not just the fortunes of a few. Altogether, the portfolio holds stocks of some 360 companies culled from 39 countries around the world. These holdings embody the best ideas of the fund’s nine portfolio counselors and the more than six dozen investment analysts who participate in the portfolio.

The next six months

The strong gains of the fiscal first half will surely be difficult to repeat. Though global growth remains solid, central banks have become increasingly concerned about inflation. During the past year, several major central banks have raised short-term rates in an effort to contain inflationary pressures, which often accompany periods of sustained economic growth. If interest rates continue to rise globally in the months ahead, that could have the effect of restraining growth and depressing valuations, thus limiting stock market gains.

With this in mind, we advise shareholders to set prudent expectations, look beyond short-term trends and maintain a long-term perspective on all their investments. We believe that the true benefits of Capital World Growth and Income Fund accrue over the long term and reward patient investors who hold the fund as an integral part of their broader financial strategy.

We thank you for making us part of your investment future and look forward to reporting to you again at the close of the fiscal year.

Cordially,

/s/ Gina H. Despres
Gina H. Despres
Vice Chairman of the Board

/s/ Stephen E. Bepler
Stephen E. Bepler
President

July 6, 2007

For current information about the fund, visit americanfunds.com.

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2007
(the most recent calendar quarter):			Life
	1 year	5 years	of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+22.01%	+18.30%	+11.36%
Not reflecting CDSC	+27.01%	+18.51%	+11.36%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+25.96%	+18.44%	+13.63%
Not reflecting CDSC	+26.96%	+18.44%	+13.63%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+27.99%	+19.36%	+14.53%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+20.58%	+17.93%	+16.62%
Not reflecting maximum sales charge	+27.95%	+19.34%	+17.91%

Class 529-B shares†— first sold 2/21/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	+21.90%	+18.11%	+17.19%
Not reflecting CDSC	+26.90%	+18.32%	+17.28%

Class 529-C shares†— first sold 2/22/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+25.88%	+18.34%	+17.28%
Not reflecting CDSC	+26.88%	+18.34%	+17.28%

Class 529-E shares*†— first sold 3/4/02	+27.55%	+18.95%	+16.97%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+28.16%	—	+22.88%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 27 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, May 31, 2007
                            unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

[begin pie chart]

Industry sector diversification (percent of net assets)
Financials	21.36%
Telecommunication services	9.74
Consumer discretionary	9.64
Materials	8.89
Energy	8.39
Other industries	34.83
Convertible securities	0.46
Bonds & notes	0.34
Short-term securities and other assets less liabilities	6.35

[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	30.68%
United States	22.02
United Kingdom	7.73
Korea	3.77
Japan	3.60
Switzerland	3.23
Taiwan	2.98
Brazil	2.24
Australia	2.19
Other countries	14.87
Bonds, short-term securities & other assets less liabilities	6.69

* Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain.

		Market	Percent
		value	of net
Common stocks - 92.85%	Shares	(000)	assets

Financials - 21.36%
Banco Santander Central Hispano, SA	76,334,204	$ 1,466,339	1.47%
Citigroup Inc.	20,962,500	1,142,247	1.14
UniCredito Italiano SpA (Italy)	77,740,000	729,626
UniCredito Italiano SpA (Germany)	13,500,000	126,213.86
HSBC Holdings PLC (United Kingdom)	32,076,769	593,172
HSBC Holdings PLC (Hong Kong)	9,492,000	175,638.77
AXA SA	17,472,722	763,655.77
Lloyds TSB Group PLC	63,915,000	727,636.73
BNP Paribas	5,890,370	714,562.72
Shinhan Financial Group Co., Ltd.	10,518,500	649,752.65
ING Groep NV	14,496,834	645,683.65
Banco Itaú Holding Financeira SA, preferred nominative	12,607,100	552,908.55
Other securities		13,022,577	13.05
		21,310,008	21.36

Telecommunication services - 9.74%
Koninklijke KPN NV	78,998,700	1,340,053	1.34
AT&T Inc.	29,565,874	1,222,253	1.23
Vodafone Group PLC	274,022,328	857,208.86
France Télécom SA (1)	23,209,144	712,774.72
Singapore Telecommunications Ltd. (2)	230,970,810	541,344.54
América Móvil, SAB de CV, Series L (ADR)	8,622,000	522,062.52
Other securities		4,522,397	4.53
		9,718,091	9.74

Consumer discretionary - 9.64%
Vivendi SA	26,490,100	1,153,845	1.16
Compagnie Générale des Etablissements Michelin, Class B	7,169,000	938,914.94
Renault SA	5,288,931	755,934.76
OPAP (Greek Organization of Football Prognostics) SA	15,949,410	609,326.61
Continental AG	4,164,050	588,772.59
DaimlerChrysler AG	5,624,000	515,582.52
Other securities		5,051,736	5.06
		9,614,109	9.64

Materials - 8.89%
Bayer AG	20,853,500	1,500,508	1.50
China Steel Corp.	551,485,660	642,816.65
Barrick Gold Corp.	15,816,000	460,720
Barrick Gold Corp. (CAD denominated)	2,931,540	85,168.55
Linde AG (1)	4,639,800	512,549.51
Other securities		5,664,789	5.68
		8,866,550	8.89

Energy - 8.39%
Royal Dutch Shell PLC, Class B	20,949,312	791,392
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	387,846
Royal Dutch Shell PLC, Class A	7,850,000	292,190
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	86,461	1.56
TOTAL SA	9,243,000	696,286
TOTAL SA (ADR)	2,250,000	169,763.87
Chevron Corp.	9,376,962	764,129.77
Other securities		5,179,406	5.19
		8,367,473	8.39

Utilities - 6.92%
E.ON AG	10,832,214	1,780,345	1.79
RWE AG	13,603,700	1,540,834	1.54
Veolia Environnement	8,795,000	735,891.74
Electricité de France SA	7,321,400	678,874.68
SUEZ SA	9,843,860	566,094.57
Other securities		1,598,018	1.60
		6,900,056	6.92

Consumer staples - 6.88%
Diageo PLC	63,719,000	1,358,714	1.36
Altria Group, Inc.	12,470,000	886,617.89
Tesco PLC	77,505,563	703,967.71
Nestlé SA	1,524,500	593,816.59
Other securities		3,320,510	3.33
		6,863,624	6.88

Information technology - 6.73%
Microsoft Corp.	46,744,000	1,433,639	1.44
Nokia Corp.	24,013,900	657,376
Nokia Corp. (ADR)	7,753,300	212,285.87
International Business Machines Corp.	5,930,000	632,138.63
Other securities		3,779,268	3.79
		6,714,706	6.73

Health care - 6.16%
Novo Nordisk A/S, Class B	12,087,200	1,272,797	1.27
Roche Holding AG	6,782,416	1,245,049	1.25
Pfizer Inc	18,861,700	518,508.52
Other securities		3,112,624	3.12
		6,148,978	6.16

Industrials - 5.47%
General Electric Co.	23,505,900	883,352.89
Siemens AG	4,121,000	542,937.54
United Parcel Service, Inc., Class B	7,483,600	538,595.54
Other securities		3,492,505	3.50
		5,457,389	5.47

MISCELLANEOUS - 2.67%
Other common stocks in initial period of acquisition		2,657,718	2.67

Total common stocks (cost: $67,113,664,000)		92,618,702	92.85

Convertible securities - 0.46%

Other - 0.46%
Other securities		456,849.46

Total convertible securities (cost: $441,768,000)		456,849.46

Bonds & notes - 0.34%

Other - 0.34%
Other securities		341,489.34

Total bonds & notes (cost: $310,662,000)		341,489.34

	Principal
	amount
Short-term securities - 6.39%	(000)

Freddie Mac 5.125%-5.14% due 6/4-8/27/2007	$ 546,700	543,855.54
Abbey National N.A. LLC 5.21%-5.22% due 7/16-9/27/2007	219,800	217,337.22
Other securities		5,619,229	5.63

Total short-term securities (cost: $6,379,607,000)		6,380,421	6.39

Total investment securities (cost: $74,245,701,000)		99,797,461	100.04
Other assets less liabilities		-42,733	-.04

Net assets		$99,754,728	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including some securities for which resale may be limited to qualified institutional buyers or may require registration. The total value of such restricted securities was $2,749,210,000, which represented 2.76% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2007, appear below.

						Market value
					Dividend	of affiliates
					income	at 5/31/07
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)
Koninklijke DSM NV	10,097,356	13,769	-	10,111,125	$7,785	$502,167
Spark Infrastructure	56,535,632	-	-	56,535,632	3,308	91,172
					$11,093	$593,339

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,950,124,000.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at May 31, 2007		unaudited
(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $73,785,252)	$99,204,122
Affiliated issuers (cost: $460,449)	593,339	$99,797,461
Cash denominated in non-U.S. currencies
(cost: $583)		583
Cash		2,759
Receivables for:
Sales of investments	65,967
Sales of fund's shares	235,193
Dividends and interest	226,249
Other	445	527,854
		100,328,657
Liabilities:
Payables for:
Purchases of investments	392,987
Repurchases of fund's shares	76,134
Investment advisory services	27,762
Services provided by affiliates	59,779
Deferred directors' compensation	1,508
Other	15,759	573,929
Net assets at May 31, 2007		$99,754,728

Net assets consist of:
Capital paid in on shares of capital stock		$70,951,900
Undistributed net investment income		997,293
Undistributed net realized gain		2,268,284
Net unrealized appreciation		25,537,251
Net assets at May 31, 2007		$99,754,728

Total authorized capital stock - 4,000,000 shares, $.01 par value (2,158,596 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$73,954,221	1,598,145	$46.28
Class B	4,250,737	92,389	46.01
Class C	8,512,710	185,614	45.86
Class F	5,385,007	116,540	46.21
Class 529-A	1,495,603	32,381	46.19
Class 529-B	184,142	4,001	46.02
Class 529-C	417,902	9,083	46.01
Class 529-E	70,973	1,539	46.13
Class 529-F	32,591	705	46.22
Class R-1	117,551	2,558	45.96
Class R-2	1,064,133	23,202	45.86
Class R-3	1,566,863	34,019	46.06
Class R-4	1,193,622	25,834	46.20
Class R-5	1,508,673	32,586	46.30
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $49.10 and $49.01, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2007	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $155,033;
also includes $11,093 from affiliates)	$1,471,027
Interest (net of non-U.S. taxes of $1,325)	186,155	$1,657,182

Fees and expenses(*):
Investment advisory services	164,846
Distribution services	150,959
Transfer agent services	31,324
Administrative services	14,360
Reports to shareholders	1,424
Registration statement and prospectus	2,630
Postage, stationery and supplies	3,301
Directors' compensation	428
Auditing and legal	161
Custodian	8,672
State and local taxes	813
Other	2,430
Total fees and expenses before reimbursements/waivers	381,348
Less reimbursements/waivers of fees and expenses:
Investment advisory services	16,485
Administrative services	118
Total fees and expenses after reimbursements/waivers		364,745
Net investment income		1,292,437

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	2,276,015
Non-U.S. currency transactions	(3,141)	2,272,874
Net unrealized appreciation (depreciation) on:
Investments	8,176,922
Non-U.S. currency translations	(1,877)	8,175,045
Net realized gain and unrealized appreciation
on investments and non-U.S. currency		10,447,919
Net increase in net assets resulting from operations		$11,740,356

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended May 31,	November 30,
	2007*	2006
Operations:
Net investment income	$1,292,437	$1,523,017
Net realized gain on investments and
non-U.S. currency transactions	2,272,874	3,643,487
Net unrealized appreciation on investments and
non-U.S. currency translations	8,175,045	8,412,601
Net increase in net assets resulting from operations	11,740,356	13,579,105

Dividends and distributions paid to shareholders
Dividends from net investment income	(836,659)	(1,457,079)
Distributions from net realized gain on investments	(3,391,655)	(2,018,554)
Total dividends and distributions paid to shareholders	(4,228,314)	(3,475,633)

Net capital share transactions	12,278,254	18,681,372

Total increase in net assets	19,790,296	28,784,844

Net assets:
Beginning of period	79,964,432	51,179,588
End of period (including undistributed
net investment income: $997,293 and $541,515, respectively)	$99,754,728	$79,964,432

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                          unaudited

1.	Organization and significant accounting policies

Organization– Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.  It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2007, there were no non-U.S. taxes paid on realized gains. As of May 31, 2007, non-U.S. taxes provided on unrealized gains were $13,956,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in non-U.S. securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2006, the fund had tax basis undistributed ordinary income of $554,544,000, non-U.S. currency loss deferrals (realized during the period November 1, 2006, through November 30, 2006) of $553,000 and undistributed long-term capital gain of $3,390,088,000.

As of May 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$25,883,401
Gross unrealized depreciation on investment securities	(345,528)
Net unrealized appreciation on investment securities	25,537,873
Cost of investment securities	74,259,588

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Share class	Ordinary income	Long-term capital gains	Total distributions paid
Six months ended May 31, 2007
Class A	$663,927	$2,548,939	$3,212,866
Class B	24,400	146,715	171,115
Class C	46,366	281,691	328,057
Class F	46,327	177,513	223,840
Class 529-A	12,202	46,765	58,967
Class 529-B	954	6,071	7,025
Class 529-C	2,109	13,108	15,217
Class 529-E	505	2,269	2,774
Class 529-F	278	954	1,232
Class R-1	628	3,715	4,343
Class R-2	5,653	34,264	39,917
Class R-3	10,908	49,179	60,087
Class R-4	9,479	36,915	46,394
Class R-5	12,923	43,557	56,480
Total	$836,659	$3,391,655	$4,228,314

Share class	Ordinary income	Long-term capital gains	Total distributions paid
Year ended November 30, 2006
Class A	$1,173,972	$1,566,910	$2,740,882
Class B	44,562	85,725	130,287
Class C	79,181	151,292	230,473
Class F	74,253	96,470	170,723
Class 529-A	18,835	23,467	42,302
Class 529-B	1,627	3,250	4,877
Class 529-C	3,386	6,522	9,908
Class 529-E	819	1,202	2,021
Class 529-F	411	472	883
Class R-1	950	1,761	2,711
Class R-2	9,296	17,522	26,818
Class R-3	16,829	25,037	41,866
Class R-4	14,171	17,707	31,878
Class R-5	18,787	21,217	40,004
Total	$1,457,079	$2,018,554	$3,475,633

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.352% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended May 31, 2007, total investment advisory services fees waived by CRMC were $16,485,000. As a result, the fee shown on the accompanying financial statements of $164,846,000, which was equivalent to an annualized rate of 0.374%, was reduced to $148,361,000, or 0.336% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended May 31, 2007, the total administrative services fees paid by CRMC were $1,000 and $117,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended May 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$76,783	$29,466	Not applicable	Not applicable	Not applicable
Class B	18,850	1,858	Not applicable	Not applicable	Not applicable
Class C	36,982	Included in administrative services	$4,937	$513	Not applicable
Class F	5,852		2,010	240	Not applicable
Class 529-A	1,274		547	71	$636
Class 529-B	800		69	15	80
Class 529-C	1,772		152	29	177
Class 529-E	153		26	3	31
Class 529-F	-		11	2	13
Class R-1	507		58	25	Not applicable
Class R-2	3,422		664	1,335	Not applicable
Class R-3	3,313		967	370	Not applicable
Class R-4	1,251		735	28	Not applicable
Class R-5	Not applicable		604	12	Not applicable
Total	$150,959	$31,324	$10,780	$2,643	$937

Deferred directors’ compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $428,000, shown on the accompanying financial statements, includes $260,000 in current fees (either paid in cash or deferred) and a net increase of $168,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2007
Class A	$8,157,237	189,335	$3,094,772	74,447	$(3,149,251)	(73,051)	$8,102,758	190,731
Class B	476,517	11,095	164,958	3,984	(151,900)	(3,547)	489,575	11,532
Class C	1,377,386	32,204	313,810	7,601	(384,357)	(8,988)	1,306,839	30,817
Class F	974,014	22,604	202,360	4,875	(367,941)	(8,543)	808,433	18,936
Class 529-A	267,506	6,232	58,955	1,421	(31,679)	(736)	294,782	6,917
Class 529-B	24,783	578	7,022	169	(3,087)	(72)	28,718	675
Class 529-C	79,461	1,855	15,213	367	(11,743)	(274)	82,931	1,948
Class 529-E	11,453	267	2,774	67	(1,872)	(43)	12,355	291
Class 529-F	7,901	184	1,232	30	(1,067)	(25)	8,066	189
Class R-1	35,402	826	4,265	103	(17,261)	(395)	22,406	534
Class R-2	259,169	6,073	39,878	966	(107,577)	(2,516)	191,470	4,523
Class R-3	422,713	9,857	60,045	1,450	(170,376)	(3,977)	312,382	7,330
Class R-4	359,953	8,367	46,376	1,117	(162,376)	(3,769)	243,953	5,715
Class R-5	380,972	8,825	54,170	1,303	(61,556)	(1,431)	373,586	8,697
Total net increase
(decrease)	$12,834,467	298,302	$4,065,830	97,900	$(4,622,043)	(107,367)	$12,278,254	288,835

Year ended November 30, 2006
Class A	$14,421,402	369,802	$2,627,089	71,294	$(4,325,381)	(110,788)	$12,723,110	330,308
Class B	943,607	24,326	125,519	3,435	(215,465)	(5,546)	853,661	22,215
Class C	2,294,884	59,263	220,045	6,037	(525,031)	(13,562)	1,989,898	51,738
Class F	1,570,048	40,122	153,458	4,169	(500,309)	(12,866)	1,223,197	31,425
Class 529-A	364,872	9,376	42,297	1,148	(35,371)	(904)	371,798	9,620
Class 529-B	42,008	1,083	4,877	134	(3,838)	(99)	43,047	1,118
Class 529-C	109,350	2,814	9,908	271	(13,867)	(356)	105,391	2,729
Class 529-E	17,366	448	2,021	55	(2,281)	(58)	17,106	445
Class 529-F	8,449	217	883	24	(1,622)	(42)	7,710	199
Class R-1	40,698	1,045	2,653	73	(11,512)	(297)	31,839	821
Class R-2	355,459	9,179	26,793	735	(121,626)	(3,134)	260,626	6,780
Class R-3	515,578	13,241	41,837	1,141	(184,147)	(4,734)	373,268	9,648
Class R-4	427,872	10,967	31,844	864	(136,093)	(3,500)	323,623	8,331
Class R-5	401,305	10,365	37,512	1,015	(81,719)	(2,098)	357,098	9,282
Total net increase
(decrease)	$21,512,898	552,248	$3,326,736	90,395	$(6,158,262)	(157,984)	$18,681,372	484,659

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $19,013,984,000 and $9,473,299,000, respectively, during the six months ended May 31, 2007.

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 5/31/2007 (5)	$42.82	$.66	$5.05	$5.71	$(.45)	$(1.80)	$(2.25)	$46.28	13.95%	$73,954.74%		(6)	.70%	(6)	3.04%	(6)
Year ended 11/30/2006	36.99	.96	7.26	8.22	(.95)	(1.44)	(2.39)	42.82	23.38	60,265.73			.69		2.44
Year ended 11/30/2005	33.80	.84	3.95	4.79	(.80)	(.80)	(1.60)	36.99	14.78	39,841.76			.73		2.41
Year ended 11/30/2004	28.62	.70	5.50	6.20	(.73)	(.29)	(1.02)	33.80	22.21	25,137.77			.77		2.28
Year ended 11/30/2003	22.80	.65	5.73	6.38	(.56)	-	(.56)	28.62	28.52	14,703.81			.81		2.70
Year ended 11/30/2002	24.29	.52	(1.53	(1.01	(.48)	-	(.48)	22.80	(4.22)	10,016.82			.82		2.22
Class B:
Six months ended 5/31/2007 (5)	42.58	.49	5.03	5.52	(.29)	(1.80)	(2.09)	46.01	13.49	4,251	1.52	(6)	1.48	(6)	2.27	(6)
Year ended 11/30/2006	36.79	.64	7.24	7.88	(.65)	(1.44)	(2.09)	42.58	22.40	3,443	1.53		1.49		1.65
Year ended 11/30/2005	33.63	.56	3.93	4.49	(.53)	(.80)	(1.33)	36.79	13.91	2,158	1.55		1.52		1.62
Year ended 11/30/2004	28.50	.46	5.47	5.93	(.51)	(.29)	(.80)	33.63	21.25	1,265	1.55		1.55		1.52
Year ended 11/30/2003	22.72	.45	5.72	6.17	(.39)	-	(.39)	28.50	27.52	537	1.58		1.58		1.85
Year ended 11/30/2002	24.21	.27	(1.45	(1.18	(.31)	-	(.31)	22.72	(4.93)	219	1.59		1.59		1.47
Class C:
Six months ended 5/31/2007 (5)	42.46	.48	5.00	5.48	(.28)	(1.80)	(2.08)	45.86	13.46	8,513	1.57	(6)	1.53	(6)	2.25	(6)
Year ended 11/30/2006	36.69	.62	7.22	7.84	(.63)	(1.44)	(2.07)	42.46	22.35	6,572	1.58		1.54		1.60
Year ended 11/30/2005	33.54	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.69	13.83	3,781	1.61		1.57		1.56
Year ended 11/30/2004	28.43	.45	5.45	5.90	(.50)	(.29)	(.79)	33.54	21.17	1,836	1.62		1.61		1.46
Year ended 11/30/2003	22.68	.42	5.71	6.13	(.38)	-	(.38)	28.43	27.40	615	1.65		1.65		1.71
Year ended 11/30/2002	24.18	.20	(1.40	(1.20	(.30)	-	(.30)	22.68	(4.95)	179	1.65		1.65		1.43
Class F:
Six months ended 5/31/2007 (5)	42.76	.66	5.04	5.70	(.45)	(1.80)	(2.25)	46.21	13.94	5,385.76		(6)	.72	(6)	3.05	(6)
Year ended 11/30/2006	36.94	.94	7.26	8.20	(.94)	(1.44)	(2.38)	42.76	23.35	4,174.76			.72		2.41
Year ended 11/30/2005	33.75	.81	3.95	4.76	(.77)	(.80)	(1.57)	36.94	14.72	2,445.82			.78		2.35
Year ended 11/30/2004	28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.09	1,243.86			.85		2.21
Year ended 11/30/2003	22.78	.61	5.75	6.36	(.55)	-	(.55)	28.59	28.43	470.89			.89		2.49
Year ended 11/30/2002	24.27	.31	(1.34	(1.03	(.46)	-	(.46)	22.78	(4.29)	147.91			.91		2.17
Class 529-A:
Six months ended 5/31/2007 (5)	42.75	.65	5.03	5.68	(.44)	(1.80)	(2.24)	46.19	13.90	1,496.82		(6)	.78	(6)	3.03	(6)
Year ended 11/30/2006	36.93	.93	7.26	8.19	(.93)	(1.44)	(2.37)	42.75	23.33	1,089.79			.75		2.39
Year ended 11/30/2005	33.75	.81	3.94	4.75	(.77)	(.80)	(1.57)	36.93	14.68	585.83			.80		2.33
Year ended 11/30/2004	28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.08	272.86			.85		2.21
Year ended 11/30/2003	22.78	.63	5.73	6.36	(.55)	-	(.55)	28.59	28.43	93.87			.87		2.55
Period from 2/15/2002 to 11/30/2002	24.29	.36	(1.47	(1.11	(.40)	-	(.40)	22.78	(4.61)	28	1.03	(6)	1.03	(6)	2.08	(6)
Class 529-B:
Six months ended 5/31/2007 (5)	42.59	.47	5.03	5.50	(.27)	(1.80)	(2.07)	46.02	13.43	184	1.62	(6)	1.59	(6)	2.19	(6)
Year ended 11/30/2006	36.80	.60	7.23	7.83	(.60)	(1.44)	(2.04)	42.59	22.25	142	1.64		1.60		1.53
Year ended 11/30/2005	33.64	.51	3.93	4.44	(.48)	(.80)	(1.28)	36.80	13.71	81	1.70		1.67		1.46
Year ended 11/30/2004	28.51	.40	5.48	5.88	(.46)	(.29)	(.75)	33.64	21.02	44	1.75		1.74		1.32
Year ended 11/30/2003	22.74	.40	5.73	6.13	(.36)	-	(.36)	28.51	27.28	18	1.78		1.78		1.64
Period from 2/21/2002 to 11/30/2002	23.96	.23	(1.13	(.90	(.32)	-	(.32)	22.74	(3.82)	5	1.79	(6)	1.79	(6)	1.31	(6)
Class 529-C:
Six months ended 5/31/2007 (5)	42.59	.48	5.01	5.49	(.27)	(1.80)	(2.07)	46.01	13.44	418	1.62	(6)	1.58	(6)	2.22	(6)
Year ended 11/30/2006	36.80	.60	7.24	7.84	(.61)	(1.44)	(2.05)	42.59	22.27	304	1.63		1.59		1.54
Year ended 11/30/2005	33.63	.51	3.94	4.45	(.48)	(.80)	(1.28)	36.80	13.73	162	1.69		1.65		1.47
Year ended 11/30/2004	28.50	.41	5.47	5.88	(.46)	(.29)	(.75)	33.63	21.04	80	1.74		1.73		1.34
Year ended 11/30/2003	22.74	.41	5.71	6.12	(.36)	-	(.36)	28.50	27.25	29	1.76		1.76		1.66
Period from 2/22/2002 to 11/30/2002	23.98	.23	(1.15	(.92	(.32)	-	(.32)	22.74	(3.90)	8	1.77	(6)	1.77	(6)	1.33	(6)
Class 529-E:
Six months ended 5/31/2007 (5)	42.69	.58	5.03	5.61	(.37)	(1.80)	(2.17)	46.13	13.72	71	1.12	(6)	1.08	(6)	2.71	(6)
Year ended 11/30/2006	36.89	.81	7.23	8.04	(.80)	(1.44)	(2.24)	42.69	22.92	53	1.11		1.08		2.06
Year ended 11/30/2005	33.71	.69	3.94	4.63	(.65)	(.80)	(1.45)	36.89	14.31	30	1.17		1.13		1.99
Year ended 11/30/2004	28.56	.57	5.48	6.05	(.61)	(.29)	(.90)	33.71	21.67	14	1.21		1.20		1.86
Year ended 11/30/2003	22.77	.54	5.73	6.27	(.48)	-	(.48)	28.56	27.97	5	1.23		1.23		2.17
Period from 3/4/2002 to 11/30/2002	25.12	.31	(2.28	(1.97	(.38)	-	(.38)	22.77	(7.88)	1	1.23	(6)	1.23	(6)	1.85	(6)
Class 529-F:
Six months ended 5/31/2007 (5)	$42.78	$.70	$5.02	$5.72	$(.48)	$(1.80)	$(2.28)	$46.22	13.99%	$32.62%		(6)	.58%	(6)	3.26%	(6)
Year ended 11/30/2006	36.95	1.00	7.27	8.27	(1.00)	(1.44)	(2.44)	42.78	23.55	22.61			.58		2.56
Year ended 11/30/2005	33.75	.83	3.94	4.77	(.77)	(.80)	(1.57)	36.95	14.74	12.76			.73		2.40
Year ended 11/30/2004	28.59	.65	5.49	6.14	(.69)	(.29)	(.98)	33.75	21.98	6.96			.95		2.12
Year ended 11/30/2003	22.80	.61	5.72	6.33	(.54)	-	(.54)	28.59	28.31	1.98			.98		2.48
Period from 9/17/2002 to 11/30/2002	21.79	.08	1.07	1.15	(.14)	-	(.14)	22.80	5.33	-	.20		.20		.39
Class R-1:
Six months ended 5/31/2007 (5)	42.55	.49	5.00	5.49	(.28)	(1.80)	(2.08)	45.96	13.43	117	1.58	(6)	1.54	(6)	2.28	(6)
Year ended 11/30/2006	36.78	.62	7.21	7.83	(.62)	(1.44)	(2.06)	42.55	22.31	86	1.60		1.56		1.58
Year ended 11/30/2005	33.63	.53	3.93	4.46	(.51)	(.80)	(1.31)	36.78	13.78	44	1.63		1.58		1.54
Year ended 11/30/2004	28.50	.44	5.48	5.92	(.50)	(.29)	(.79)	33.63	21.18	17	1.67		1.64		1.44
Year ended 11/30/2003	22.75	.38	5.77	6.15	(.40)	-	(.40)	28.50	27.43	5	1.78		1.66		1.48
Period from 6/7/2002 to 11/30/2002	25.08	.14	(2.37	(2.23	(.10)	-	(.10)	22.75	(8.85)	-	1.41		.80		.66
Class R-2:
Six months ended 5/31/2007 (5)	42.46	.48	5.00	5.48	(.28)	(1.80)	(2.08)	45.86	13.43	1,064	1.60	(6)	1.54	(6)	2.26	(6)
Year ended 11/30/2006	36.70	.62	7.20	7.82	(.62)	(1.44)	(2.06)	42.46	22.34	793	1.70		1.54		1.59
Year ended 11/30/2005	33.55	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.70	13.83	437	1.79		1.57		1.56
Year ended 11/30/2004	28.45	.45	5.45	5.90	(.51)	(.29)	(.80)	33.55	21.15	201	1.93		1.60		1.47
Year ended 11/30/2003	22.73	.43	5.71	6.14	(.42)	-	(.42)	28.45	27.44	57	2.23		1.62		1.72
Period from 6/7/2002 to 11/30/2002	25.08	.13	(2.35	(2.22	(.13)	-	(.13)	22.73	(8.80)	5.93			.79		.61
Class R-3:
Six months ended 5/31/2007 (5)	42.63	.59	5.01	5.60	(.37)	(1.80)	(2.17)	46.06	13.74	1,567	1.12	(6)	1.08	(6)	2.73	(6)
Year ended 11/30/2006	36.83	.80	7.24	8.04	(.80)	(1.44)	(2.24)	42.63	22.86	1,138	1.13		1.09		2.05
Year ended 11/30/2005	33.67	.69	3.94	4.63	(.67)	(.80)	(1.47)	36.83	14.34	628	1.15		1.12		2.00
Year ended 11/30/2004	28.53	.57	5.47	6.04	(.61)	(.29)	(.90)	33.67	21.67	285	1.20		1.19		1.87
Year ended 11/30/2003	22.77	.50	5.75	6.25	(.49)	-	(.49)	28.53	27.90	76	1.29		1.24		1.98
Period from 6/6/2002 to 11/30/2002	25.42	.17	(2.52	(2.35	(.30)	-	(.30)	22.77	(9.25)	5.69			.60		.80
Class R-4:
Six months ended 5/31/2007 (5)	42.76	.66	5.02	5.68	(.44)	(1.80)	(2.24)	46.20	13.88	1,194.82		(6)	.78	(6)	3.05	(6)
Year ended 11/30/2006	36.94	.92	7.26	8.18	(.92)	(1.44)	(2.36)	42.76	23.28	860.82			.78		2.35
Year ended 11/30/2005	33.76	.79	3.96	4.75	(.77)	(.80)	(1.57)	36.94	14.68	435.84			.81		2.29
Year ended 11/30/2004	28.60	.68	5.49	6.17	(.72)	(.29)	(1.01)	33.76	22.10	182.85			.84		2.22
Year ended 11/30/2003	22.81	.55	5.80	6.35	(.56)	-	(.56)	28.60	28.36	25.90			.89		2.18
Period from 6/27/2002 to 11/30/2002	23.78	.20	(1.02	(.82	(.15)	-	(.15)	22.81	(3.42)	2.46			.38		.92
Class R-5:
Six months ended 5/31/2007 (5)	42.84	.73	5.03	5.76	(.50)	(1.80)	(2.30)	46.30	14.07	1,509.52		(6)	.48	(6)	3.40	(6)
Year ended 11/30/2006	37.01	1.04	7.26	8.30	(1.03)	(1.44)	(2.47)	42.84	23.63	1,023.52			.48		2.64
Year ended 11/30/2005	33.81	.91	3.96	4.87	(.87)	(.80)	(1.67)	37.01	15.06	541.54			.50		2.63
Year ended 11/30/2004	28.63	.76	5.51	6.27	(.80)	(.29)	(1.09)	33.81	22.49	287.54			.54		2.48
Year ended 11/30/2003	22.81	.70	5.74	6.44	(.62)	-	(.62)	28.63	28.82	110.56			.56		2.88
Period from 5/15/2002 to 11/30/2002	26.11	.30	(3.27	(2.97	(.33)	-	(.33)	22.81	(11.37)	53.56		(6)	.56	(6)	2.48	(6)

	Six months ended
	May 31,	Year ended November 30
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	12%	30%	26%	21%	27%	32%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006, through May 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2006	Ending account value 5/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,139.51	$3.73	.70%
Class A -- assumed 5% return	1,000.00	1,021.44	3.53	.70
Class B -- actual return	1,000.00	1,134.93	7.88	1.48
Class B -- assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class C -- actual return	1,000.00	1,134.62	8.14	1.53
Class C -- assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class F -- actual return	1,000.00	1,139.35	3.84	.72
Class F -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class 529-A -- actual return	1,000.00	1,139.00	4.16	.78
Class 529-A -- assumed 5% return	1,000.00	1,021.04	3.93	.78
Class 529-B -- actual return	1,000.00	1,134.30	8.46	1.59
Class 529-B -- assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class 529-C -- actual return	1,000.00	1,134.42	8.41	1.58
Class 529-C -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class 529-E -- actual return	1,000.00	1,137.15	5.75	1.08
Class 529-E -- assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class 529-F -- actual return	1,000.00	1,139.92	3.09	.58
Class 529-F -- assumed 5% return	1,000.00	1,022.04	2.92	.58
Class R-1 -- actual return	1,000.00	1,134.34	8.19	1.54
Class R-1 -- assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2 -- actual return	1,000.00	1,134.35	8.19	1.54
Class R-2 -- assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-3 -- actual return	1,000.00	1,137.36	5.76	1.08
Class R-3 -- assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class R-4 -- actual return	1,000.00	1,138.83	4.16	.78
Class R-4 -- assumed 5% return	1,000.00	1,021.04	3.93	.78
Class R-5 -- actual return	1,000.00	1,140.74	2.56	.48
Class R-5 -- assumed 5% return	1,000.00	1,022.54	2.42	.48

* The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

[logo - American Funds®]

The right choice for the long term®

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2007, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-933-0707P

Litho in USA WG/CVB/6269-S10070

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments
[logo – American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

May 31, 2007		unaudited

		Market value
Common stocks — 92.85%	Shares	(000)

FINANCIALS — 21.36%
Banco Santander Central Hispano, SA	76,334,204	$1,466,339
Citigroup Inc.	20,962,500	1,142,247
UniCredito Italiano SpA (Italy)	77,740,000	729,626
UniCredito Italiano SpA (Germany)	13,500,000	126,213
HSBC Holdings PLC (United Kingdom)	32,076,769	593,172
HSBC Holdings PLC (Hong Kong)	9,492,000	175,638
AXA SA	17,472,722	763,655
Lloyds TSB Group PLC	63,915,000	727,636
BNP Paribas	5,890,370	714,562
Shinhan Financial Group Co., Ltd.	10,518,500	649,752
ING Groep NV	14,496,834	645,683
Banco Itaú Holding Financeira SA, preferred nominative	12,607,100	552,908
Société Générale	2,537,912	494,313
Banco Bradesco SA, preferred nominative	18,876,738	479,942
UBS AG	6,661,622	434,643
Intesa Sanpaolo SpA	54,700,000	417,212
Bank of America Corp.	8,143,300	412,947
Kookmin Bank	4,272,000	387,317
Credit Suisse Group	4,960,362	377,313
Sun Hung Kai Properties Ltd.	32,097,000	372,791
Washington Mutual, Inc.	8,405,000	367,467
JPMorgan Chase & Co.	6,850,000	355,035
Wachovia Corp.	6,420,000	347,900
Commerzbank U.S. Finance, Inc.	7,071,000	347,755
Banco Bilbao Vizcaya Argentaria, SA	13,375,500	337,903
OTP Bank PLC	5,127,000	271,764
OTP Bank PLC (GDR)	365,000	38,362
Mizuho Financial Group, Inc.	43,820	309,838
Commonwealth Bank of Australia	6,411,980	293,770
ABN AMRO Holding NV	5,779,286	276,998
Mitsui Trust Holdings, Inc.	28,190,000	261,134
Hang Seng Bank Ltd.	18,267,400	254,273
Woori Finance Holdings Co., Ltd.	10,344,660	245,903
ICICI Bank Ltd.	10,186,803	231,992
ICICI Bank Ltd. (ADR)	4,000	190
Crédit Agricole SA	5,533,000	228,351
Swire Pacific Ltd., Class A	20,088,000	219,277
Hypo Real Estate Holding AG	3,119,099	215,203
Sampo Oyj, Class A	6,750,000	213,473
Deutsche Börse AG	892,000	211,090
Westfield Group	11,540,000	204,710
Westfield Group[1,2]	106,084	1,867
Freddie Mac	2,985,000	199,368
Fortis	4,714,100	195,949
Sumitomo Mitsui Financial Group, Inc.	18,650	180,726
Grupo Financiero Banorte, SAB de CV, Series O	36,848,252	171,795
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,410,000	158,357
DnB NOR ASA	11,686,100	157,687
QBE Insurance Group Ltd.	5,862,241	151,357
St. George Bank Ltd.	4,864,729	150,264
NIPPONKOA Insurance Co., Ltd.	16,911,000	146,376
EFG Eurobank Ergasias SA	3,854,400	136,986
Royal Bank of Scotland Group PLC	10,575,501	131,389
Krung Thai Bank PCL[1]	391,028,000	123,346
Allied Capital Corp.	3,798,000	120,397
Millea Holdings, Inc.	2,873,000	114,193
National City Corp.	2,994,000	103,562
Allianz SE	460,000	102,101
Hana Financial Holdings	1,902,000	96,371
Siam Commercial Bank PCL[1]	47,000,000	93,821
CapitaLand Ltd.[1]	17,000,000	91,714
Bank of the Philippine Islands	58,693,075	87,658
Wells Fargo & Co.	2,377,000	85,786
Fannie Mae	1,250,000	79,900
Sompo Japan Insurance Inc.	6,000,000	75,289
Willis Group Holdings Ltd.	1,625,000	75,254
Bank of Ireland	3,375,000	72,686
Corporación Mapfre, SA	13,775,000	70,785
Mitsui Sumitomo Insurance Co., Ltd.	5,394,000	67,331
Erste Bank der oesterreichischen Sparkassen AG2	838,900	65,791
Marsh & McLennan Companies, Inc.	2,000,000	65,660
Mitsui Fudosan Co., Ltd.	2,050,000	64,478
GAGFAH SA	2,540,799	64,256
BOC Hong Kong (Holdings) Ltd.	26,744,500	63,632
Brookfield Asset Management Inc., Class A	1,496,250	62,938
FöreningsSparbanken AB, Class A	1,664,000	61,377
Cathay Financial Holding Co., Ltd.	28,645,781	60,448
Samsung Fire & Marine Insurance Co., Ltd.	321,530	58,060
AEON Mall Co., Ltd.	1,559,400	56,475
Kasikornbank PCL, nonvoting depositary receipt[1]	28,600,300	56,342
Developers Diversified Realty Corp.	900,000	55,485
Insurance Australia Group Ltd.	10,915,453	53,892
DBS Group Holdings Ltd[1]	3,258,000	51,720
PNC Financial Services Group, Inc.	700,000	51,660
Fairfax Financial Holdings Ltd.	240,000	48,469
Aioi Insurance Co. Ltd.	5,561,000	37,813
iStar Financial, Inc.	715,000	34,341
Hongkong Land Holdings Ltd.[1]	6,650,500	30,584
Kimco Realty Corp.	645,000	29,857
Unibail Holding	85,000	24,385
HBOS PLC	1,100,000	23,674
Bank Hapoalim BM	3,355,000	18,145
Sun Life Financial Inc.	365,000	17,233
XL Capital Ltd., Class A	180,000	14,681
		21,310,008

TELECOMMUNICATION SERVICES — 9.74%
Koninklijke KPN NV	78,998,700	1,340,053
AT&T Inc.	29,565,874	1,222,253
Vodafone Group PLC	274,022,328	857,208
France Télécom SA2	23,209,144	712,774
Singapore Telecommunications Ltd.[1]	230,970,810	541,344
América Móvil, SAB de CV, Series L (ADR)	8,622,000	522,062
Telefónica, SA	17,753,500	403,367
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	368,927,000	399,371
Telekom Austria AG2	14,434,750	394,955
Verizon Communications Inc.	8,933,500	388,875
Philippine Long Distance Telephone Co.	4,722,020	261,142
Philippine Long Distance Telephone Co. (ADR)	1,650,000	92,912
Telenor ASA	17,090,100	332,170
Far EasTone Telecommunications Co., Ltd.	192,780,000	228,791
Chunghwa Telecom Co., Ltd.	64,953,320	121,923
Chunghwa Telecom Co., Ltd. (ADR)	4,814,798	90,615
Telekomunikacja Polska SA	28,069,100	207,963
Sprint Nextel Corp., Series 1	8,800,000	201,080
MTN Group Ltd.	14,599,000	200,884
KDDI Corp.	20,875	178,287
Telekom Malaysia Bhd.	57,878,000	177,195
Teléfonos de México, SAB de CV, Class L (ADR)	3,623,474	146,533
TeliaSonera AB	17,381,700	128,855
Advanced Info Service PCL[1]	47,485,900	123,796
SK Telecom Co., Ltd. (ADR)	3,455,000	92,801
China Netcom Group Corp. (Hong Kong) Ltd.	35,600,000	90,719
Maxis Communications Bhd.	16,700,000	75,216
China Unicom Ltd.	40,870,000	60,395
COSMOTE Mobile Telecommunications SA	1,650,000	53,048
Magyar Telekom Telecommunications PLC	5,243,600	26,307
Bouygues SA	280,000	24,709
GLOBE TELECOM, Inc.	696,000	20,488
		9,718,091

CONSUMER DISCRETIONARY — 9.64%
Vivendi SA	26,490,100	1,153,845
Compagnie Générale des Etablissements Michelin, Class B	7,169,000	938,914
Renault SA	5,288,931	755,934
OPAP (Greek Organization of Football Prognostics) SA	15,949,410	609,326
Continental AG	4,164,050	588,772
DaimlerChrysler AG	5,624,000	515,582
Hyundai Motor Co.	6,321,500	447,739
Hyundai Motor Co., nonvoting preferred, Series 2	1,407,550	55,082
Target Corp.	6,839,000	426,959
General Motors Corp.	12,940,000	388,071
Lowe’s Companies, Inc.	10,415,000	341,820
Lotte Shopping Co.	765,815	318,677
British Sky Broadcasting Group PLC	18,655,000	243,771
Mediaset SpA	20,647,500	221,367
Honda Motor Co., Ltd.	5,580,000	196,127
Carnival Corp., units	3,850,000	194,194
William Hill PLC	12,645,800	158,236
H & M Hennes & Mauritz AB, Class B	2,310,000	146,353
Toyota Motor Corp.	2,239,000	134,226
Ford Motor Co.	16,000,000	133,440
D.R. Horton, Inc.	4,700,000	109,839
YUM! Brands, Inc.	1,500,000	101,580
Yue Yuen Industrial (Holdings) Ltd.	28,465,000	94,042
Virgin Media Inc.[2]	3,500,000	90,720
Harrah’s Entertainment, Inc.	1,000,000	85,450
Aristocrat Leisure Ltd.	6,490,027	82,656
KangwonLand Inc.	3,781,280	82,547
Pou Chen Corp.	79,200,864	82,246
DSG International PLC	24,603,000	81,981
Kingfisher PLC	15,924,599	78,271
Nitori Co., Ltd.	1,526,900	71,348
Swatch Group Ltd, non-registered shares	160,262	45,935
Swatch Group Ltd	416,272	24,135
Accor SA	750,000	69,725
Daito Trust Construction Co., Ltd.	1,190,000	63,033
VF Corp.	665,000	62,364
HYUNDAI MOBIS	634,070	57,556
Truworths International Ltd.	9,750,000	56,929
Limited Brands, Inc.	1,975,400	51,854
Carnival PLC	960,000	49,760
LG Electronics Inc.	566,005	42,713
Kia Motors Corp.[2]	3,000,000	38,648
Apollo Group, Inc., Class A2	800,000	38,376
Best Buy Co., Inc.	632,000	30,519
News Corp., Class A	1,219,458	26,938
Gestevisión Telecinco SA	865,000	25,483
Kesa Electricals PLC	147,598	1,026
TI Automotive Ltd., Class A1,2	1,068,000	—
		9,614,109

MATERIALS — 8.89%
Bayer AG	20,853,500	1,500,508
China Steel Corp.	551,485,660	642,816
Barrick Gold Corp.	15,816,000	460,720
Barrick Gold Corp. (CAD denominated)	2,931,540	85,168
Linde AG2	4,639,800	512,549
Koninklijke DSM NV3	10,111,125	502,167
Formosa Plastics Corp.	162,198,870	332,451
E.I. du Pont de Nemours and Co.	6,090,000	318,629
Syngenta AG	1,576,500	296,865
K+S AG	2,016,600	289,448
Gold Fields Ltd.	15,250,000	258,590
Freeport-McMoRan Copper & Gold Inc.	3,281,100	258,223
POSCO	536,730	258,065
BASF AG	2,073,000	256,663
International Paper Co.	4,720,500	184,902
Dow Chemical Co.	4,000,000	181,520
Impala Platinum Holdings Ltd.	5,619,112	172,356
Potash Corp. of Saskatchewan Inc.	2,370,000	168,151
James Hardie Industries Ltd.	21,673,900	166,338
AngloGold Ashanti Ltd.	4,000,000	164,362
Boral Ltd.	22,080,960	161,062
Israel Chemicals Ltd.	18,812,189	160,302
Nitto Denko Corp.	3,118,000	154,914
Lonza Group Ltd.	1,500,000	148,334
Alcan Inc.	1,515,000	131,441
Weyerhaeuser Co.	1,375,000	112,695
Newcrest Mining Ltd.	6,000,000	109,164
Vulcan Materials Co.	885,000	105,926
Arcelor Mittal, Class A	1,610,000	96,637
Akzo Nobel NV	1,175,000	95,864
UPM-Kymmene Corp.	2,784,000	72,129
Imperial Chemical Industries PLC	5,485,000	58,914
Taiwan Cement Corp.	60,000,000	56,494
Alcoa Inc.	1,365,000	56,347
Sonoco Products Co.	1,200,000	51,960
Packaging Corp. of America	1,800,000	46,548
Martin Marietta Materials, Inc.	290,000	45,078
LG Chem, Ltd.	560,000	41,354
Norske Skogindustrier ASA	2,681,713	40,231
Makhteshim-Agan Industries Ltd.	5,235,000	38,077
Sappi Ltd.	1,239,000	23,190
Stora Enso Oyj, Class R (ADR)	1,086,300	20,705
M-real Oyj, Class B	2,369,500	16,097
Smurfit-Stone Container Corp.[2]	974,200	12,596
		8,866,550

ENERGY — 8.39%
Royal Dutch Shell PLC, Class B	20,949,312	791,392
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	387,846
Royal Dutch Shell PLC, Class A	7,850,000	292,190
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	86,461
TOTAL SA	9,243,000	696,286
TOTAL SA (ADR)	2,250,000	169,763
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	4,932,000	472,880
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,840,000	307,174
Chevron Corp.	9,376,962	764,129
Oil & Natural Gas Corp. Ltd.	21,439,168	489,924
PetroChina Co. Ltd., Class H	331,950,000	434,427
Hess Corp.	5,250,000	310,905
ENI SpA	8,500,000	300,491
Canadian Natural Resources, Ltd.	4,050,000	269,129
ConocoPhillips	3,450,000	267,134
Norsk Hydro ASA	7,329,500	261,529
Husky Energy Inc.	3,015,000	251,250
Canadian Oil Sands Trust	5,550,205	168,146
Canadian Oil Sands Trust[4]	1,100,000	33,325
Exxon Mobil Corp.	2,400,000	199,608
Sasol Ltd.	4,732,971	171,179
Türkiye Petrol Rafinerileri AS	7,051,000	167,562
Reliance Industries Ltd.	3,546,000	154,527
Schlumberger Ltd.	1,970,000	153,404
SK Corp.	1,239,410	140,295
Thai Oil PCL[1]	65,338,500	127,541
Caltex Australia Ltd.	4,164,181	88,161
PTT Exploration and Production PCL[1]	28,661,300	86,221
Marathon Oil Corp.	670,000	82,953
China National Offshore Oil Corp.	76,956,900	72,825
Williams Companies, Inc.	1,935,000	61,456
Technip SA	585,000	45,367
SBM Offshore NV	840,000	31,040
Enbridge Inc.	467,477	16,583
OAO NOVATEK (GDR)	300,000	14,370
		8,367,473

UTILITIES — 6.92%
E.ON AG	10,832,214	$1,780,345
RWE AG	13,603,700	1,540,834
Veolia Environnement	8,795,000	735,891
Electricité de France SA	7,321,400	678,874
SUEZ SA	9,843,860	566,094
NTPC Ltd.	102,607,070	402,954
Korea Electric Power Corp.	3,823,280	168,371
Tokyo Gas Co., Ltd.	34,075,000	167,899
Electric Power Development Co., Ltd.	3,443,100	155,798
Cia. Energética de Minas Gerais — Cemig, preferred nominative	3,774,800,000	149,163
Spark Infrastructure[3]	56,535,632	91,172
Exelon Corp.	975,000	76,050
Hong Kong and China Gas Co. Ltd.	26,986,300	56,466
Hongkong Electric Holdings Ltd.	10,680,000	55,183
Equitable Resources, Inc.	1,050,000	54,621
FirstEnergy Corp.	780,000	53,999
Dominion Resources, Inc.	567,811	50,302
Ameren Corp.	700,000	37,149
MDU Resources Group, Inc.	1,100,000	33,341
Southern Co.	720,000	25,927
Ratchaburi Electricity Generating Holding PCL[1]	15,258,000	19,623
		6,900,056

CONSUMER STAPLES — 6.88%
Diageo PLC	63,719,000	1,358,714
Altria Group, Inc.	12,470,000	886,617
Tesco PLC	77,505,563	703,967
Nestlé SA	1,524,500	593,816
Koninklijke Ahold NV2	26,756,000	333,647
Seven & I Holdings Co., Ltd.	10,758,000	310,981
InBev	3,664,584	308,642
Coca-Cola Co.	5,650,000	299,394
PepsiCo, Inc.	3,810,000	260,337
Kraft Foods Inc., Class A	6,460,736	218,631
Groupe Danone	1,033,000	161,790
Wal-Mart Stores, Inc.	3,378,000	160,793
Reynolds American Inc.	2,470,282	160,667
Kellogg Co.	2,375,000	128,203
SABMiller PLC	4,732,216	112,619
Foster’s Group Ltd.	20,943,709	110,158
Fomento Económico Mexicano, SAB de CV (ADR)	2,175,000	86,652
Imperial Tobacco Group PLC	2,000,000	86,482
Scottish & Newcastle PLC	6,053,900	77,790
L’Oréal SA	647,933	76,962
Shoppers Drug Mart Corp.	1,565,000	73,759
METRO AG	840,000	67,922
Tingyi (Cayman Islands) Holding Corp.	54,070,000	62,800
Procter & Gamble Co.	601,700	38,238
Bunge Ltd.	465,000	36,326
UST Inc.	655,900	35,019
Woolworths Ltd.	1,504,849	34,236
Unilever NV	948,000	28,272
Avon Products, Inc.	660,000	25,337
Koninklijke Numico NV	499,464	24,853
		6,863,624

INFORMATION TECHNOLOGY — 6.73%
Microsoft Corp.	46,744,000	$1,433,639
Nokia Corp.	24,013,900	657,376
Nokia Corp. (ADR)	7,753,300	212,285
International Business Machines Corp.	5,930,000	632,138
Oracle Corp.[2]	22,201,800	430,271
Taiwan Semiconductor Manufacturing Co. Ltd.	111,306,770	229,825
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,114,191	175,806
Intel Corp.	14,042,900	311,331
Samsung Electronics Co., Ltd.	536,108	309,204
Cisco Systems, Inc.[2]	11,155,000	300,293
STMicroelectronics NV	15,000,000	289,554
Delta Electronics, Inc.	74,783,779	244,525
Quanta Computer Inc.	116,720,359	176,688
Toshiba Corp.	22,650,000	169,266
Acer Inc.	89,962,000	166,142
Lite-On Technology Corp.	128,670,448	151,927
Murata Manufacturing Co., Ltd.	1,982,000	139,979
Canon, Inc.	1,849,000	108,720
Hewlett-Packard Co.	1,800,000	82,278
Compal Electronics, Inc.	87,293,076	79,285
Powerchip Semiconductor Corp.	110,195,698	65,557
Microchip Technology Inc.	1,340,000	54,377
Seagate Technology	2,600,000	53,534
Texas Instruments Inc.	1,500,000	53,040
ASML Holding NV2	1,000,000	25,895
ASML Holding NV (New York registered)[2]	985,000	25,383
Mediatek Incorporation	3,059,062	48,438
Hoya Corp.	1,348,000	43,616
Samsung SDI Co., Ltd.	400,000	23,502
Corning Inc.[2]	723,513	18,088
livedoor Co., Ltd.[1,2]	41,772	2,744
		6,714,706

HEALTH CARE — 6.16%
Novo Nordisk A/S, Class B	12,087,200	1,272,797
Roche Holding AG	6,782,416	1,245,049
Pfizer Inc	18,861,700	518,508
Abbott Laboratories	8,498,000	478,862
Schering-Plough Corp.	13,750,000	450,175
AstraZeneca PLC (Sweden)	5,285,500	279,822
AstraZeneca PLC (United Kingdom)	920,000	48,926
Bristol-Myers Squibb Co.	9,512,700	288,330
Merck & Co., Inc.	4,500,000	236,025
Merck KGaA	1,643,820	216,284
UCB SA	3,510,000	205,156
Medtronic, Inc.	3,500,000	186,095
GlaxoSmithKline PLC	6,980,000	181,038
Wyeth	2,477,000	143,270
UnitedHealth Group Inc.	2,377,000	130,188
Smith & Nephew PLC	5,105,948	62,677
Richter Gedeon NYRT	219,500	44,841
McKesson Corp.	645,000	40,719
Chugai Pharmaceutical Co., Ltd.	1,899,300	38,760
Johnson & Johnson	600,000	37,962
Daiichi Sankyo Co., Ltd.	1,179,000	32,338
Forest Laboratories, Inc.[2]	220,000	11,156
		6,148,978

INDUSTRIALS — 5.47%
General Electric Co.	23,505,900	$ 883,352
Siemens AG	4,121,000	542,937
United Parcel Service, Inc., Class B	7,483,600	538,595
Tyco International Ltd.	9,560,000	318,922
PACCAR Inc	3,497,467	305,084
Scania AB, Class B	9,860,400	242,470
Singapore Technologies Engineering Ltd.[1]	103,500,000	236,987
Deutsche Post AG	7,129,720	226,729
Sandvik AB	11,753,000	218,882
United Technologies Corp.	3,022,000	213,202
Macquarie Airports	56,630,327	194,826
Cintra, Concesiones de Infraestructuras de Transporte, SA	9,363,104	162,857
Samsung Heavy Industries Co., Ltd.	3,645,000	160,520
Atlas Copco AB, Class A	8,996,000	151,272
ComfortDelGro Corp. Ltd.[1]	95,600,000	138,578
Wienerberger AG	1,814,890	136,962
Schneider Electric SA	868,187	125,303
Finmeccanica SpA	2,740,000	86,175
Fraport AG	1,076,100	77,981
ELLINIKI TECHNODOMIKI TEB SA	4,795,000	63,857
Brisa Auto-Estradas de Portugal SA	4,414,700	58,733
ABB Ltd	2,625,000	56,161
Nippon Express Co., Ltd.	9,052,800	54,048
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,075,000	53,020
Wesfarmers Ltd.	1,600,000	50,202
Mitsubishi Heavy Industries, Ltd.	7,301,300	44,310
Cie. de Saint-Gobain	345,000	37,819
SMC Corp.	241,000	30,320
Singapore Post Private Ltd.[1]	32,160,000	25,268
Wolseley PLC	800,000	20,749
Contax Participações SA, ordinary nominative	762,130	1,268
		5,457,389

MISCELLANEOUS — 2.67%
Other common stocks in initial period of acquisition		2,657,718

Total common stocks (cost: $67,113,664,000)		92,618,702

Convertible securities — 0.46%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.40%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	6,499,555	239,379
Ford Motor Co. 4.25% convertible notes 2036	$137,400,000	157,151
		396,530

TELECOMMUNICATION SERVICES — 0.04%
Crown Castle International Corp. 6.25% convertible preferred 2012[2]	635,200	36,683

INFORMATION TECHNOLOGY — 0.02%
ASML Holding NV 5.50% convertible notes 2010	€12,700,000	23,636

Total convertible securities (cost: $441,768,000)		456,849

	Principal amount	Market value
Bonds & notes — 0.34%	(000)	(000)

CONSUMER DISCRETIONARY — 0.20%
General Motors Corp. 8.25% 2023	$ 12,240	$ 11,490
General Motors Corp. 8.375% 2033	137,760	128,806
R.H. Donnelley Corp., Series A-2, 6.875% 2013	20,150	19,948
R.H. Donnelley Corp., Series A-3, 8.875% 2016	17,600	19,052
Delphi Automotive Systems Corp. 6.55% 2006[5]	14,955	17,460
		196,756

NON-U.S. GOVERNMENT BONDS & NOTES — 0.11%
Turkey (Republic of) Treasury Bill 0% 2007	TRY73,594	55,140
Turkey (Republic of) Treasury Bill 0% 2008	42,500	26,244
Brazilian Treasury Bill 0% 2008	R$68	33,411
		114,795

FINANCIALS — 0.03%
General Motors Acceptance Corp. 6.125% 2008	$ 30,000	29,938

Total bonds & notes (cost: $310,662,000)		341,489

Short-term securities — 6.39%

Freddie Mac 5.125%–5.14% due 6/4–8/27/2007	546,700	543,855
Barclays U.S. Funding Corp. 5.215%–5.23% due 6/7–7/13/2007	358,000	356,642
Sheffield Receivables Corp. 5.265% due 6/1/2007[4]	79,800	79,788
Depfa Bank PLC 5.215%–5.235% due 6/7–8/9/2007[4]	414,900	413,257
BASF AG 5.21%–5.25% due 7/2–8/9/2007[4]	310,120	308,346
UBS Finance (Delaware) LLC 5.20%–5.245% due 6/12–8/6/2007	275,500	274,301
Stadshypotek Delaware Inc. 5.23%–5.235% due 7/27–8/15/2007[4]	147,700	146,270
Svenska Handelsbanken Inc. 5.22%–5.23% due 6/25–7/12/2007	124,800	124,185
ING (U.S.) Funding LLC 5.225% due 6/15–7/27/2007	120,000	119,434
Mont Blanc Capital Corp. 5.23%–5.24% due 7/9–7/16/2007[4]	117,538	116,850
Allied Irish Banks N.A. Inc. 5.22%–5.23% due 7/5–8/8/2007[4]	234,700	232,811
Bank of Ireland 5.23%–5.24% due 7/10–8/16/2007[4]	222,401	220,475
Abbey National N.A. LLC 5.21%–5.22% due 7/16–9/27/2007	219,800	217,337
American Honda Finance Corp. 5.21%–5.22% due 6/8–7/30/2007	212,565	211,447
Liberty Street Funding Corp. 5.23%–5.24% due 6/5–8/15/2007[4]	198,547	197,464
Westpac Banking Corp. 5.21%–5.235% due 7/5–9/4/2007[4]	194,300	192,701
Société Générale North America, Inc. 5.20%–5.24% due 6/20–9/24/2007	177,200	175,619
HBOS Treasury Services PLC 5.225%–5.235% due 6/14–7/2/2007	148,700	148,155
Danske Corp. 5.205%–5.23% due 6/12–9/10/2007[4]	144,800	143,571
CBA (Delaware) Finance Inc. 5.23%–5.235% due 6/25–7/6/2007	144,200	143,534
Amsterdam Funding Corp. 5.24%–5.25% due 6/5–6/22/2007[4]	142,000	141,854
Siemens Capital Co. LLC 5.23%–5.24% due 6/13–7/17/2007[4]	136,300	135,842
Federal Home Loan Bank 5.12%–5.13% due 7/20–7/25/2007	136,600	135,608
JPMorgan Chase & Co. 5.22%–5.23% due 7/16–8/29/2007	136,900	135,498
Credit Suisse New York Branch 5.22%–5.23% due 8/6–8/9/2007	125,000	123,767
Australia & New Zealand Banking Group, Ltd. 5.23% due 8/10/2007[4]	74,565	73,806
ANZ National (International) Ltd. 5.24% due 6/18/2007[4]	50,000	49,869
Calyon North America Inc. 5.195%–5.225% due 8/29–9/21/2007	125,000	123,218
Swedish Export Credit Corp. 5.21%–5.215% due 7/11–7/23/2007	123,000	122,168
DaimlerChrysler Revolving Auto Conduit LLC 5.23%–5.25% due 7/2–7/16/2007	101,599	101,009
Toyota Motor Credit Corp. 5.22% due 6/6–8/13/2007	100,000	99,672
Dexia Delaware LLC 5.22% due 8/1/2007	100,000	99,112
BNP Paribas Finance Inc. 5.21%–5.215% due 8/6–10/1/2007	79,000	77,868
Toronto-Dominion Holdings USA Inc. 5.215% due 8/7/2007[4]	75,000	74,269
HSBC USA Inc. 5.225% due 7/9/2007	74,000	73,585
Fannie Mae 5.11% due 9/19/2007	66,000	64,988
Nestlé Capital Corp. 5.20%–5.21% due 6/13–8/10/2007[4]	64,100	63,781
BP Capital Markets America Inc. 5.20% due 6/27/2007[4]	50,000	49,813
Royal Bank of Scotland PLC 5.225% due 7/30/2007	50,000	49,571
Swedbank Mortgage AB 5.215% due 8/3/2007	50,000	49,539
BMW U.S. Capital LLC 5.20% due 7/25/2007[4]	48,900	48,532
Bank of Montreal 5.25% due 6/14/2007	25,000	24,949
Rabobank Nederland NV 5.225% due 7/23/2007	25,000	24,810
Electricité de France 5.20% due 8/31/2007	25,000	24,668
Deutsche Bank Financial LLC 5.31% due 6/1/2007	20,000	19,997
Ranger Funding Co. LLC 5.23% due 8/9/2007[4]	14,800	14,651
Old Line Funding, LLC 5.24%–5.25% due 6/22–7/6/2007[4]	11,975	11,935

Total short-term securities (cost: $6,379,607,000)		6,380,421

Total investment securities (cost: $74,245,701,000)		99,797,461
Other assets less liabilities		(42,733)

Net assets		$99,754,728

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,950,124,000.
[2]Security did not produce income during the last 12 months.
[3]Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,749,210,000, which represented 2.76% of the net assets of the fund.

[5]Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-933-0707O-S6924

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 8, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 8, 2007